FAIR VALUE	12 Months Ended
Sep. 27, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
Assets/Liabilities Measured at Fair Value on a Recurring Basis
In the tables below, the Company has segregated all assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.

(In millions)	Fair Value Measurements at September 27, 2019
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents - money market funds	$—	$8.8	$—	$8.8
Total assets measured at fair value	$—	$8.8	$—	$8.8
Liabilities:
Derivative liabilities	$—	$0.7	$—	$0.7
Deferred consideration	8.9	—	—	8.9
Total liabilities measured at fair value	$8.9	$0.7	$—	$9.6

As of September 27, 2019, the total outstanding borrowings under the Company's credit agreement were $395.1 million, net of deferred loan costs, which approximated its fair value because it is carried at a market observable interest rate that resets periodically and is categorized as Level 2 in the fair value hierarchy. The fair values of certain of the Company’s financial instruments, including bank deposits included in cash and cash equivalents, accounts receivable and accounts payable, also approximate their fair values due to their short maturities.
There were no financial assets or liabilities measured on a recurring basis using significant unobservable inputs (Level 3) and there were no transfers in or out of Level 1, 2 or 3 during fiscal year 2018.
At September 28, 2018, the Company determined the following levels of inputs for the following assets or liabilities:

(In millions)	Fair Value Measurements at September 28, 2018
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents - Money market funds	$—	$18.4	$—	$18.4
Derivative assets	—	7.7	—	7.7
Total assets measured at fair value	$—	$26.1	$—	$26.1
Liabilities:
Derivative liabilities	$—	$—	$—	$—